Financial liabilities - Preference shares (Details) € in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Feb. 28, 2019 USD ($)	Mar. 31, 2018 EUR (€)	Jun. 30, 2019 EUR (€)	Apr. 16, 2019 USD ($)	Apr. 16, 2019 EUR (€)	Feb. 28, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount			€ 8,118				€ 8,118
Issuance By Banco Santander S.A. In March 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 1,500
Interest rate (as a percent)		4.75%
Initial interest rate term		7 years
Reprice term		5 years
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In March 2018 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		4.097%
Issuance By Banco Santander S.A. In February 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	7.50%					7.50%
Initial interest rate term	5 years		5 years
Reprice term	5 years		5 years
Reference rate	5-year Mid-Swap Rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In February 2019 [Member] | CCPSs
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,200					€ 1,056
Issuance By Banco Santander S.A. In February 2019 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	4.989%		4.989%			4.989%
Issuance By Banco Santander S.A. In 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 1,500	€ 1,345